Revenue	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue
REVENUE

Contract assets arise when we render services in advance of receiving payment from our customers. Contract liabilities arise when the customer makes payments in advance of receiving the services. Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2018	17,245	—
Payments received for services billed	(14,558)	—
Services provided and billed in current period	84,336	33,763
Payments received for services billed in current period	(65,089)	—
Impairment	(1,006)	—
Deferred commissioning period billing	—	(1,412)
Closing balance on September 30, 2018	20,928	32,351
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

a) Management fee revenue:

By virtue of an agreement to offset intercompany balances entered into between us and Golar Partners, of our total contract asset balances above:

•	$3.1 million is included in balance sheet line item "Amounts due from related parties" under current assets ($7.2 million at December 31, 2017), and

•	$0.8 million is included in "Amounts due to related parties" under current liabilities ($10.0 million at December 31, 2017).

Refer to note 16 for further details of our management fee revenue and contract terms.

b) Liquefaction services revenue:

The Hilli is moored in close proximity to the Customer’s gasfields, providing liquefaction service capacity over the term of the LTA. Liquefaction services revenue recognized comprises the following amounts:

	Nine Months Ended September 30,
(in thousands of $)	2018	2017
Base tolling fee (1)	68,552	—
Amortization of deferred commissioning period billing (2)	1,412	—
Amortization of Day 1 gain (3)	3,329	—
Other	(192)	—
Total	73,101	—
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in "Liquefaction services revenue" in the consolidated statements of income), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in "Realized and unrealized gain on oil derivative instrument" in the consolidated statements of income, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets) and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative asset was initially recognized in December 2017 for $79.6 million (recognized in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets). This amount is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.

We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the reporting date evenly over the remaining contract term of less than eight years, including the components of transaction price described above.